Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Schedule of distribution of the Bank's net profit (Details) - EUR (€)			1 Months Ended	8 Months Ended	12 Months Ended
	Feb. 24, 2026	May 02, 2025	Nov. 30, 2025	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit Distribution [Line Items]
Dividends paid in cash				€ 0	€ 4,237,000,000	€ 3,677,000,000	€ 3,009,000,000
Profit or loss for the year					15,500,000,000	€ 13,744,000,000	€ 12,183,000,000
Interim dividend
Profit Distribution [Line Items]
Dividends per share (in eur per share)			€ 0.115
Complementary dividend
Profit Distribution [Line Items]
Dividends per share (in eur per share)		€ 0.11
Dividends proposed, total per share (in eur per share)	€ 0.125
Banco Santander, S.A.
Profit Distribution [Line Items]
Dividends paid in cash					3,520,000,000
To voluntary reserves					7,593,000,000
Profit or loss for the year					€ 11,113,000,000
Number of shares outstanding, entitled to receive dividend					14,568,470,446
Banco Santander, S.A. | Interim dividend
Profit Distribution [Line Items]
Dividends paid in cash					€ 1,699,000,000
Dividends per share (in eur per share)					€ 0.115
Banco Santander, S.A. | Complementary dividend
Profit Distribution [Line Items]
Dividends paid in cash					€ 1,821,058,805.75
Dividends proposed, total per share (in eur per share)					€ 0.125